Investment in equity method investee (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) Partnership company	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of equity method investments
Investment in equity method investee	¥ 146,100,984	$ 20,000,000	¥ 136,804,441
Investments in limited partnership and limited company
Schedule of equity method investments
Investment in equity method investee	¥ 103,000,000	$ 14,000,000	¥ 89,000,000
Limited partnerships
Schedule of equity method investments
Number of limited partnerships in which investments made | Partnership	4
Limited partnerships | Minimum
Schedule of equity method investments
Equity method investment, ownership percentage	3.02%	3.02%
Limited partnerships | Maximum
Schedule of equity method investments
Equity method investment, ownership percentage	99.99%	99.99%
Investment in limited company
Schedule of equity method investments
Number of limited Company in which investments made | company	1